ARTIO GLOBAL FUNDS

Supplement dated July 27, 2012 to the
Prospectus dated March 1, 2012

Artio Global Equity Fund Inc.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus and related supplements.

Effective July 27, 2012, the Board of Directors of the Artio Global Equity Fund Inc. approved a name change from Artio Global Equity Fund Inc. to Artio Select Opportunities Fund Inc. All references in the Prospectus to the Artio Global Equity Fund are replaced with Artio Select Opportunities Fund.

The following replaces the sections entitled “Principal Investment Strategies” and “Principal Investment Risks” beginning on page 82:

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of equity securities issued by U.S. and non-U.S. companies including those in developed and emerging markets. The Fund will typically invest in equity and equity related instruments of companies of all sizes. The Fund may be invested in a limited number of issuers and there are no geographic, sector, or industry limits on the Fund’s investments.

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Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of global issuers. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

•	The Fund may invest without limit in emerging market securities.

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The Fund may invest in derivatives for hedging and non-hedging purposes. Such investments could be significant. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, the purchase or sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily.

•	The Fund invests in securities denominated in foreign currencies as well as U.S. dollars.

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The Fund invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

•	The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

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Although the Fund is not permitted to make direct investments in gold bullion, it is permitted to invest in gold through precious metal-related instruments relating to gold, silver, platinum and palladium including (i) the equity securities of companies that explore for, extract, process or deal in precious metals, and related options or warrants thereof, (ii) asset-based securities indexed to the value of such metals, such as ETFs, and related options thereof (iii) precious metal-related structured notes, futures and options on futures, swaps, and (iv) commodity pools and other indirect investments in precious metals (collectively “precious metal-related instruments”). The Fund may have significant exposure to gold. The Fund may enter into these precious metal-related instruments directly or gain exposure to these instruments indirectly by investing in an offshore subsidiary of the Fund.

Principal Investment Risks

Global economies and securities markets can and have experienced volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

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Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

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Issuer, Region, Sector and Industry Focus Risk: The Fund may be invested in a limited number of issuers. As a result, the Fund’s performance may be more vulnerable to changes in the market value of a single investment or similar types of investments. The Fund may also invest a higher percentage of its total assets in a particular region, sector and industry. Changes affecting that region, sector and industry may have a significant impact on the performance of a Fund’s overall portfolio, including potentially increasing the risks to that portfolio.

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Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund may generally have more exposure to regional economic risks associated with foreign investments.

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Emerging Market Risk: The Fund may invest without limit in emerging market securities. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer’s assets whose securities are held in the Fund would result in a partial or total loss of the investment. Please go to www.artioglobal.com/ documents/factsheet_ge.pdf for the current percentage of the Fund’s investments in emerging market securities.

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Small and Medium-Sized Company Risks: Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.

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Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The

Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

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Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

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Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Please go to www.artioglobal.com/ documents/factsheet_ge.pdf for the current percentage of the Fund’s investments in derivatives.

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Precious Metals Risk: The Fund’s investments in precious metals (e.g. gold, silver, platinum and palladium) and precious metal-related instruments can fluctuate due to monetary and political developments such as economic cycles, the devaluation of currency, changes in inflation or expectations about inflation in various countries, interest rates, metal sales by governments or other entities, government regulation including the possibility that the U.S. government could restrict or prohibit the ownership of gold, and resource availability and demand. Changes in the political climate for major precious metal producers such as China, Australia, South Africa, Russia, the United States, Peru and Canada may have a direct impact on worldwide precious metal prices. Based on historical experience, during periods of economic or fiscal instability precious metal-related instruments may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies.

The Fund could have significant exposure to gold. Although the Fund is not permitted to make direct investments in gold bullion, the Fund is permitted to invest in gold through the precious-metal-related instruments listed in the Fund’s Principal Investment Strategies. Gold and other precious metal-related instruments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold and other precious metal-related instruments have historically been more volatile than investments in broader equity or debt markets.

The Fund may invest up to 20% of its net assets in a wholly-owned subsidiary of the Fund formed in the Cayman Islands, which has the same investment objective as the Fund and has a strategy of investing in commodity-based futures, commodity-based over-the-counter (“OTC”) options, commodity-based options on futures, commodity-based exchanged traded funds (“ETFs”), OTC and exchange traded options on commodity-based ETFs, commodity-based total return swaps, commodity-based credit linked/participatory notes and warrants, commodity pools, and investments in precious metals.

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Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.

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Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price

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Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

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Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

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Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

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Subsidiary Risk: By investing in the wholly-owned subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The derivatives and other investments held by the subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the subsidiary will be achieved.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

The following replaces the first two paragraphs of section entitled “Principal Investment Strategies” beginning on page 117:

Principal Investment Strategies

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks, convertible securities and preferred stocks of global issuers of all sizes. Normally, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

The Fund may invest without limit in emerging market securities. Please go to www.artioglobal.com/ documents/factsheet_ge.pdf for the current percentage of the Fund invested in emerging market securities.

The following is added to the table under the section entitled “Risks of Investing in the Funds” beginning on page 126:

	IEF	IEF II	TRBF	GHIF	EMLCDF	Microcap	Smallcap	Midcap	Multicap	GEF
Issuer, Region, Sector and Industry Focus Risk										X

The following risk is added to the section entitled “Risks of Investing in the Funds” beginning on page 126:

Issuer, Region, Sector and Industry Focus Risk. A Fund may be invested in a limited number of issuers. As a result, a Fund’s performance may be more vulnerable to changes in the market value of a single investment or similar types of investments. A Fund may also invest a higher percentage of its total assets in a particular region, sector and industry. Changes affecting that region, sector and industry may have a significant impact on the performance of a Fund’s overall portfolio, including potentially increasing the risks to that portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.